Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	7 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 286,278	$ 265,185
ESAB Corporation
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,442
Accumulated depreciation	(7,073)
Property, plant and equipment, net	7,369
Land [Member] | ESAB Corporation
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,459
Building and Building Improvements [Member] | ESAB Corporation
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,530
Building and Building Improvements [Member] | Minimum [Member] | ESAB Corporation
Property, Plant and Equipment [Line Items]
Depreciable life	5 years
Building and Building Improvements [Member] | Maximum [Member] | ESAB Corporation
Property, Plant and Equipment [Line Items]
Depreciable life	40 years
Machinery and Equipment [Member] | ESAB Corporation
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8,453
Machinery and Equipment [Member] | Minimum [Member] | ESAB Corporation
Property, Plant and Equipment [Line Items]
Depreciable life	3 years
Machinery and Equipment [Member] | Maximum [Member] | ESAB Corporation
Property, Plant and Equipment [Line Items]
Depreciable life	15 years